Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0002027033
Registrant Name	Eagle Point Trinity Senior Secured Lending Co
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES